Arbitrage Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 76.87%
Apparel - 3.43%
Hanesbrands, Inc.(a)(b)	1,412,364	$8,912,017
Skechers USA, Inc., Class A(a)	259,875	16,392,915
		25,304,932
Banks - 6.07%
Synovus Financial Corp.(b)(c)	391,300	20,194,993
Veritex Holdings, Inc.(b)	714,042	24,527,343
		44,722,336
Beverages - 1.50%
JDE Peet's NV	302,682	11,062,322

Biotechnology - 0.48%
CureVac NV(a)	655,000	3,517,350

Computers & Computer Services - 7.72%
Cantaloupe, Inc.(a)	659,676	7,170,678
CyberArk Software Ltd.(a)(b)	69,334	31,426,329
WNS Holdings Ltd.(a)(b)	243,266	18,354,420
		56,951,427
Electric - 2.46%
TXNM Energy, Inc.(b)	320,856	18,173,284

Food - 2.63%
SpartanNash Co.	316,067	8,470,596
WK Kellogg Co.(b)	476,999	10,932,817
		19,403,413
Healthcare - Products - 1.75%
STAAR Surgical Co.(a)(b)	471,360	12,896,410

Insurance - 3.31%
Aspen Insurance Holdings Ltd., Class A(a)	504,099	18,399,613
Just Group PLC	2,096,000	5,977,531
		24,377,144
Internet - 3.58%
Couchbase, Inc.(a)(b)	602,426	14,693,170
Just Eat Takeaway.com NV(a)(d)	495,120	11,689,080
		26,382,250
Investment Company Security - 1.99%
Core Scientific, Inc.(a)(b)(c)	1,024,000	14,694,400

Machinery - Diversified - 2.40%
Chart Industries, Inc.(a)(b)	88,887	17,720,512

Media - 7.80%
Endeavor Group Holdings, Inc., Class A(a)(e)	1,081,507	31,634,080
TEGNA, Inc.(b)	872,673	18,500,667
WideOpenWest, Inc.(a)(b)	1,448,000	7,370,320
		57,505,067

Arbitrage Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 76.87% (Continued)
Oil & Gas - 0.90%
MEG Energy Corp.	322,600	$6,635,927

Pharmaceuticals - 3.14%
Verona Pharma PLC, ADR(a)(b)(c)	218,647	23,156,904

Real Estate - 1.40%
McGrath RentCorp	84,898	10,314,258

Retail - 5.09%
Foot Locker, Inc.(a)(c)	742,922	18,465,326
GMS, Inc.(a)	173,577	19,081,320
		37,546,646
Savings & Loans - 1.14%
Pacific Premier Bancorp, Inc.	343,000	8,400,070

Software - 14.29%
Aspen Technology, Inc.(a)(e)	53,275	—
AvidXchange Holdings, Inc.(a)(b)	2,034,759	20,225,505
Dayforce, Inc.(a)(b)	107,162	7,476,693
Informatica, Inc., Class A(a)(b)	895,885	22,334,413
Meridianlink, Inc.(a)(b)	739,751	14,713,647
Olo, Inc., Class A(a)(b)	1,429,839	14,655,850
Sapiens International Corp. NV	344,196	14,766,008
Verint Systems, Inc.(a)	547,064	11,154,635
		105,326,751
Telecommunications - 1.55%
GCI Liberty, Inc.(a)(e)	660,966	—
Spirent Communications PLC	4,316,000	11,410,335
		11,410,335
Transportation - 4.24%
Andlauer Healthcare Group, Inc.	188,189	7,305,024
Norfolk Southern Corp.(b)	85,559	23,954,809
		31,259,833
TOTAL COMMON STOCKS
(Cost $553,601,020)		566,761,571

RIGHTS(a) - 1.01%
Blueprint Medicines Corp. CVR(e)(f)	56,349	26,180
Bristol-Myers Squibb Co. CVR(e)(f)	857,631	643,223
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	1,669,338	782,419
Contra Abiomed, Inc. CVR, Expires 12/31/2030(e)(f)	163,650	261,840
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(e)(f)	1,150,652	98,841
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	313,065	853,290
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	339,795	1,321,293
Contra Resolute Forest Products, Inc. CVR(e)(f)	803,806	1,285,125
Flexion Therapy CVR, Expires 12/31/2030(e)(f)	1,411,000	783,810
Icosavax, Inc. CVR, Expires 02/19/2030(e)(f)	802,494	287,694
Regulus Therapeutics, Inc. CVR(e)(f)	500,000	589,950

Arbitrage Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
RIGHTS(a) - 1.01% (Continued)
Verve Therapeutics, Inc. CVR(e)(f)	660,593	$419,939
Walgreens Boots Alliance, Inc. CVR(e)(f)	205,000	108,650

TOTAL RIGHTS
(Cost $7,148,008)		7,462,254

MUTUAL FUNDS(g) - 4.86%
Water Island Event-Driven Fund, Class I	2,844,314	35,866,794

TOTAL MUTUAL FUNDS
(Cost $25,399,720)		35,866,794

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 2.29%
Telecommunications - 2.29%
Frontier Communications Holdings LLC(d)	05/15/2030	8.750%	$16,155,000	$16,884,156
TOTAL CORPORATE BONDS
(Cost $16,758,760)				16,884,156

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.31%
Call Options Purchased - 0.06%
BioNTech SE	09/2025	$120.00	$480,000	48	$1,440
Chevron Corp.
	09/2025	165.00	18,854,440	1,174	143,228
	09/2025	170.00	18,870,500	1,175	42,300
Dick's Sporting Goods, Inc.	09/2025	190.00	2,702,560	127	279,400
Walgreens Boots Alliance, Inc.	09/2025	12.00	0	6,443	0
TOTAL CALL OPTIONS PURCHASED
(Cost $1,406,994)					466,368

Put Options Purchased - 0.25%
Core Scientific, Inc.
	10/2025	12.00	2,367,750	1,650	92,400
	10/2025	13.00	6,184,850	4,310	413,760
	10/2025	14.00	6,141,800	4,280	633,440
Foot Locker, Inc.	01/2026	20.00	3,802,815	1,530	7,650
Synovus Financial Corp.
	09/2025	45.00	5,093,907	987	9,870
	12/2025	45.00	15,101,086	2,926	424,270
Verona Pharma PLC	12/2025	100.00	8,663,438	818	0

Arbitrage Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.31% (Continued)
Put Options Purchased - 0.25% (Continued)
Walgreens Boots Alliance, Inc.	09/2025	$10.00	$0	8,200	$241,803

TOTAL PUT OPTIONS PURCHASED
(Cost $2,913,767)					1,823,193

TOTAL PURCHASED OPTIONS
(Cost $4,320,761)					2,289,561

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 15.46%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	4.190	%(h)	56,987,901	$56,987,901
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.343	%(h)	56,987,901	56,987,901
				113,975,802
TOTAL SHORT-TERM INVESTMENTS
(Cost $113,975,802)				113,975,802

Total Investments - 100.80%
(Cost $721,204,071)				743,240,138

Liabilities in Excess of Other Assets - (0.80)%(i)				(5,926,767)

NET ASSETS - 100.00%				$737,313,371

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2025, the aggregate fair market value of those securities was $134,125,730, representing 18.19% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, these securities had a total value of $28,573,236 or 3.88% of net assets.
(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2025, the total fair market value of these securities was $39,096,334, representing 5.30% of net assets.
(f)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,462,254 or 1.01% of net assets.

Arbitrage Fund	Portfolio of Investments
August 31, 2025 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Blueprint Medicines Corp. CVR	07/21/2025	$25,920
Bristol-Myers Squibb Co. CVR	11/20/2020	1,185,787
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	617,655
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	166,923
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025	11/23/2021	69,039
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	673,090
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,039,773
Contra Resolute Forest Products, Inc. CVR	03/01/2023	1,141,404
Flexion Therapy CVR, Expires 12/31/2030	11/22/2021	874,820
Icosavax, Inc. CVR, Expires 02/19/2030	02/21/2024	248,773
Regulus Therapeutics, Inc. CVR	06/26/2025	580,000
Verve Therapeutics, Inc. CVR	07/28/2025	416,174
Walgreens Boots Alliance, Inc. CVR	08/29/2025	108,650
Total		$7,148,008

(g)	Affiliated investment.
(h)	Rate shown is the 7-day effective yield as of August 31, 2025.
(i)	Includes cash held as collateral for short sales.

Arbitrage Fund	Portfolio of Investments
August 31, 2025 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (4.27%)
Biotechnology - (0.09%)
BioNTech SE, ADR	(6,550)	$(655,000)

Internet - (3.94%)
Palo Alto Networks, Inc.	(152,571)	(29,067,827)

Oil & Gas - (0.24%)
Cenovus Energy, Inc.	(106,900)	(1,777,840)

TOTAL SECURITIES SOLD SHORT
(Proceeds $29,543,575)		$(31,500,667)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Core Scientific, Inc.	10/2025	$17.00	$(3,817,100)	(2,660)	$(151,620)
Dick's Sporting Goods, Inc.
	09/2025	220.00	(7,064,960)	(332)	(90,636)
	09/2025	222.50	(7,043,680)	(331)	(49,650)
	09/2025	225.00	(7,043,680)	(331)	(46,009)
Synovus Financial Corp.
	09/2025	55.00	(2,549,534)	(494)	(24,700)
	12/2025	60.00	(15,101,086)	(2,926)	(395,010)
TOTAL WRITTEN CALL OPTIONS
(Premiums received $1,598,500)					(757,625)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Gildan Activewear, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	$—	$—	$66,962	USD	7,950,323	$66,962

Arbitrage Fund	Portfolio of Investments
August 31, 2025 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Columbia Banking System, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	$—	$—	$(521,139)	USD	7,899,479	$(521,139)
Morgan Stanley & Co./ Upon Termination	Huntington Bancshares, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	(2,242,400)	USD	22,487,981	(2,242,400)
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	(152,257)	USD	19,050,567	(152,257)
						$(2,915,796)			$(2,915,796)

Arbitrage Fund	Portfolio of Investments
August 31, 2025 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	7,374,500	USD	5,366,634	Morgan Stanley & Co.	09/15/2025	$6,462
USD	13,091,369	CAD	17,750,300	Morgan Stanley & Co.	09/15/2025	158,416
USD	11,322,984	GBP	8,321,200	Morgan Stanley & Co.	09/15/2025	74,610
						$239,488

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,251,036	CAD	3,111,300	Morgan Stanley & Co.	09/15/2025	$(15,872)
EUR	2,223,900	USD	2,612,440	Morgan Stanley & Co.	09/15/2025	(8,664)
USD	25,658,426	EUR	22,006,100	Morgan Stanley & Co.	09/15/2025	(106,643)
USD	6,251,022	GBP	4,723,500	Morgan Stanley & Co.	09/15/2025	(134,078)
						$(265,257)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	78.59%
United Kingdom	5.50%
Israel	4.26%
Netherlands	3.57%
Bermuda	2.50%
Jersey	2.49%
Cayman Islands	2.00%
Canada	1.89%
Liabilities in Excess of Other Assets	(0.80)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CVR - Contingent Value Rights
EUR - Euro

Arbitrage Fund	Portfolio of Investments
August 31, 2025 (unaudited)

GBP - British pound
LLC - Limited Liability Company
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States
USD - United States Dollar

Arbitrage Fund	Portfolio of Investments
August 31, 2025 (unaudited)

Summary of affiliated issuer transactions for the period ended August 31, 2025:

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund, Class I	$34,785,955	$-	$-	$-	$1,080,839	$35,866,794	2,844,314	$-	$-

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 72.38%
Apparel - 5.34%
Hanesbrands, Inc.(a)(b)	115,043	$725,922
Skechers USA, Inc., Class A(a)	39,204	2,472,989
		3,198,911
Banks - 1.33%
Veritex Holdings, Inc.(b)	23,098	793,416

Computers & Computer Services - 9.68%
Cantaloupe, Inc.(a)(b)	145,215	1,578,487
CyberArk Software Ltd.(a)(b)	6,017	2,727,266
WNS Holdings Ltd.(a)(b)	19,749	1,490,062
		5,795,815
Electric - 2.91%
TXNM Energy, Inc.	30,749	1,741,623

Food - 3.95%
SpartanNash Co.	66,111	1,771,775
WK Kellogg Co.	25,882	593,215
		2,364,990
Healthcare - Products - 1.51%
STAAR Surgical Co.(a)(b)	33,051	904,275

Insurance - 6.20%
Aspen Insurance Holdings Ltd., Class A(a)	41,057	1,498,580
Just Group PLC	325,228	927,510
ProAssurance Corp.(a)(b)	54,013	1,286,050
		3,712,140
Internet - 3.31%
Couchbase, Inc.(a)	24,006	585,506
Just Eat Takeaway.com NV(a)(c)	59,185	1,397,274
		1,982,780
Machinery - Diversified - 1.96%
Chart Industries, Inc.(a)(b)	5,883	1,172,835

Media - 5.77%
TEGNA, Inc.	71,024	1,505,709
Endeavor Group Holdings, Inc., Class A(a)(d)	66,527	1,945,915
		3,451,624
Pharmaceuticals - 3.59%
Bayer AG	12,589	413,264
Verona Pharma PLC, ADR(a)(b)(e)	16,406	1,737,560
		2,150,824
Real Estate - 1.30%
McGrath RentCorp(b)	6,398	777,293

Retail - 1.01%
Foot Locker, Inc.(a)	24,452	607,754

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 72.38% (Continued)
Savings & Loans - 2.33%
Pacific Premier Bancorp, Inc.	57,070	$1,397,644

Software - 15.90%
AvidXchange Holdings, Inc.(a)(b)	237,099	2,356,764
Dayforce, Inc.(a)	13,091	913,359
Informatica, Inc., Class A(a)(b)	52,747	1,314,983
Meridianlink, Inc.(a)	60,242	1,198,213
Olo, Inc., Class A(a)	114,123	1,169,761
Sapiens International Corp. NV	28,006	1,201,457
Verint Systems, Inc.(a)	66,961	1,365,335
		9,519,872
Telecommunications - 1.39%
Spirent Communications PLC	314,105	830,409

Transportation - 4.90%
Andlauer Healthcare Group, Inc.	37,657	1,461,750
Norfolk Southern Corp.(b)	5,257	1,471,855
		2,933,605
TOTAL COMMON STOCKS (Cost $42,489,084)		43,335,810

RIGHTS(a) - 0.84%
Bristol-Myers Squibb Co. CVR(d)(f)	67,803	50,852
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(d)(f)	154,954	72,626
Contra Abiomed, Inc. CVR, Expires 12/31/2030(d)(f)	13,890	22,224
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(d)(f)	34,047	92,799
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(d)(f)	39,632	154,109
Contra Resolute Forest Products, Inc. CVR(d)(f)	68,936	110,215
TOTAL RIGHTS (Cost $474,646)		502,825

	Maturity Date	Rate	Principal Amount	Value
BANK LOAN - 1.71%
Telecommunications - 1.71%
Lumen Technologies, Inc., 2024 Extended Term Loan B1, Variable Rate, (1 mo. USD SOFR Plus 2.35%)	04/16/2029	6.780%	$1,024,782	$1,020,375
TOTAL BANK LOANS (Cost $1,017,407)				1,020,375

CORPORATE BONDS - 19.82%
Aerospace & Defense - 1.27%
Spirit AeroSystems, Inc.(c)	11/15/2030	9.750%	690,000	759,911

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 19.82% (Continued)
Auto Parts & Equipment - 1.44%
Dana, Inc.	06/15/2028	5.625%	$862,000	$861,516

Commercial Services - 1.81%
Boost Newco Borrower LLC(c)	01/15/2031	7.500%	1,020,000	1,082,157

Diversified Financial Services - 1.60%
Nationstar Mortgage Holdings, Inc.(c)	08/15/2028	5.500%	961,000	959,066

Electric - 1.33%
Calpine Corp.(c)	03/15/2028	5.125%	794,000	793,418

Healthcare - Products - 1.37%
Bausch & Lomb Corp.(c)	10/01/2028	8.375%	790,000	822,903

Media - 1.63%
DISH Network Corp.(c)	11/15/2027	11.750%	762,000	805,639
TEGNA, Inc.	09/15/2029	5.000%	170,000	170,176
				975,815
Retail - 1.76%
Foundation Building Materials, Inc.(c)	03/01/2029	6.000%	1,043,000	1,054,541

Telecommunications - 7.61%
CommScope LLC(c)	12/15/2031	9.500%	1,043,000	1,078,662
EchoStar Corp.	11/30/2030	6.750%	653,000	644,230
Frontier Communications Holdings LLC(c)	05/15/2030	8.750%	2,712,000	2,834,406
				4,557,298
TOTAL CORPORATE BONDS (Cost $11,800,862)				11,866,625

CONVERTIBLE CORPORATE BONDS - 0.63%
Internet - 0.63%
fuboTV, Inc.	02/15/2026	3.250%	385,000	379,418
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $378,745)				379,418

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.03%
Call Options Purchased - 0.03%
Chevron Corp.
	09/2025	$165.00	$1,670,240	104	$12,688
	09/2025	170.00	1,670,240	104	3,744
TOTAL CALL OPTIONS PURCHASED (Cost $100,078)					16,432

Put Options Purchased - 0.00%
Dana, Inc.	09/2025	9.00	100,800	50	0

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.03% (Continued)
Put Options Purchased - 0.00% (Continued)
Verona Pharma PLC	12/2025	$100.00	$84,728	8	$0
TOTAL PUT OPTIONS PURCHASED (Cost $7,237)					0
TOTAL PURCHASED OPTIONS (Cost $107,315)					16,432

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.64%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	4.190	%(g)	1,388,402	$1,388,402
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.343	%(g)	1,388,403	1,388,403
				2,776,805
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,776,805)				2,776,805
Total Investments - 100.05%
(Cost $59,044,864)				59,898,290
Liabilities in Excess of Other Assets - (0.05)%(h)				(29,159)
NET ASSETS - 100.00%				$59,869,131

Portfolio Footnotes
(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, written options, short sales or forward foreign currency exchange contracts. At August 31, 2025, the aggregate fair market value of those securities was $11,677,335, representing 19.50% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, these securities had a total value of $11,587,977 or 19.36% of net assets.
(d)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2025, the total fair market value of these securities was $2,448,740, representing 4.09% of net assets.
(e)	Underlying security for a written/purchased call/put option.
(f)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $502,825 or 0.84% of net assets.

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2025 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$110,781
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	57,333
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	14,168
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	73,201
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	121,274
Contra Resolute Forest Products, Inc. CVR	03/01/2023	97,889
Total		$474,646

(g)	Rate shown is the 7-day effective yield as of August 31, 2025.
(h)	Includes cash held as collateral for short sales.

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2025 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (4.37%)
Internet - (4.21%)
Palo Alto Networks, Inc.	(13,240)	$(2,522,485)

Transportation - (0.16%)
Union Pacific Corp.	(425)	(95,017)
TOTAL SECURITIES SOLD SHORT (Proceeds $2,470,268)		$(2,617,502)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Dick's Sporting Goods, Inc.
	09/2025	$220.00	$(212,800)	(10)	$(2,730)
	09/2025	222.50	(212,800)	(10)	(1,500)
	09/2025	225.00	(191,520)	(9)	(1,251)
TOTAL WRITTEN OPTIONS (Premiums received $29,831)					$(5,481)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Gildan Activewear, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	$—	$—	$5,467	USD	647,580	$5,467

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Columbia Banking System, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	$—	$—	$(159,973)	USD	1,244,166	$(159,973)
Morgan Stanley & Co./ Upon Termination	Huntington Bancshares, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	(52,617)	USD	746,521	(52,617)
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	(8,599)	USD	1,075,893	(8,599)
						$(221,189)			$(221,189)

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2025 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	4,466,300	USD	3,243,084	Morgan Stanley & Co.	09/15/2025	$11,084
USD	4,806,107	CAD	6,537,400	Morgan Stanley & Co.	09/15/2025	42,927
EUR	60,500	USD	70,152	Morgan Stanley & Co.	09/15/2025	682
USD	37,790	EUR	32,100	Morgan Stanley & Co.	09/15/2025	207
USD	981,666	GBP	721,700	Morgan Stanley & Co.	09/15/2025	6,091
						$60,991

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	1,846,127	EUR	1,583,500	Morgan Stanley & Co.	09/15/2025	$(7,859)
USD	806,892	GBP	603,800	Morgan Stanley & Co.	09/15/2025	(9,309)
						$(17,168)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	75.83%
United Kingdom	5.84%
Israel	4.55%
Canada	3.81%
Bermuda	2.50%
Jersey	2.49%
Netherlands	2.33%
Cayman Islands	2.01%
Germany	0.69%
Liabilities in Excess of Other Assets	(0.05)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2025 (unaudited)

CAD - Canadian dollar
CVR - Contingent Value Rights
EUR - Euro
GBP - British pound
LLC - Limited Liability Company
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 6.12%
Aerospace & Defense - 1.21%
Spirit Aerosystems, Inc., 2022 Term Loan, Variable Rate, (3 mo. USD SOFR plus 4.50%)	01/15/2027	8.808%	$1,969,620	$1,981,930

Telecommunications - 4.91%
CommScope, Inc., 2024 Term Loan(a)	12/17/2029	TBD	5,000,000	5,097,650
Lumen Technologies, Inc., 2024 Extended Term Loan B1, Variable Rate, (1 mo. USD SOFR Plus 2.35%)	04/16/2029	6.780%	2,952,688	2,939,991
				8,037,641
TOTAL BANK LOANS
(Cost $10,063,445)				10,019,571

CORPORATE BONDS - 51.06%
Aerospace & Defense - 3.30%
Spirit AeroSystems, Inc.(b)	11/15/2030	9.750%	4,911,000	5,408,583

Auto Parts & Equipment - 2.08%
Dana, Inc.	06/15/2028	5.625%	3,413,000	3,411,082

Commercial Services - 6.48%
Boost Newco Borrower LLC(b)(c)	01/15/2031	7.500%	5,771,000	6,122,673
WASH Multifamily Acquisition, Inc.(b)	04/15/2026	5.750%	4,500,000	4,497,480
				10,620,153
Cosmetics/Personal Care - 3.03%
Coty, Inc.(b)(c)	04/15/2026	5.000%	5,000,000	4,968,558

Diversified Financial Services - 2.53%
Nationstar Mortgage Holdings, Inc.(b)(c)	08/15/2028	5.500%	4,158,000	4,149,632

Electric - 2.02%
Calpine Corp.(b)(c)	03/15/2028	5.125%	3,303,000	3,300,578

Entertainment - 3.09%
Live Nation Entertainment, Inc.(b)	05/15/2027	6.500%	5,000,000	5,052,445

Healthcare - Products - 2.10%
Bausch & Lomb Corp.(b)	10/01/2028	8.375%	3,296,000	3,433,278

Healthcare - Services - 1.27%
Surgery Center Holdings, Inc.(b)	04/15/2032	7.250%	2,000,000	2,074,176

Iron/Steel - 1.41%
U.S. Steel Corp.	03/01/2029	6.875%	2,300,000	2,317,275

Machinery - Diversified - 4.29%
Chart Industries, Inc.(b)
	01/01/2030	7.500%	4,895,000	5,130,396
	01/01/2031	9.500%	1,768,000	1,893,461
				7,023,857
Media - 3.26%
DISH Network Corp.(b)	11/15/2027	11.750%	4,161,000	4,399,294

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 51.06% (Continued)
Media - 3.26% (Continued)
TEGNA, Inc.	09/15/2029	5.000%	$933,000	$933,969
				5,333,263
Real Estate Investment Trusts - 3.21%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)(c)	02/15/2028	10.500%	5,000,000	5,261,150

Retail - 6.02%
Foot Locker, Inc.(b)	10/01/2029	4.000%	2,000,000	1,914,360
Foundation Building Materials, Inc.(b)	03/01/2029	6.000%	2,854,000	2,885,579
GYP Holdings III Corp.(b)	05/01/2029	4.625%	5,000,000	5,051,500
				9,851,439
Telecommunications - 6.97%
CommScope LLC(b)	12/15/2031	9.500%	2,862,000	2,959,857
EchoStar Corp.	11/30/2030	6.750%	1,782,000	1,758,068
Frontier Communications Holdings LLC(b)(c)	05/15/2030	8.750%	6,408,000	6,697,225
				11,415,150
TOTAL CORPORATE BONDS
(Cost $83,334,349)				83,620,619

CONVERTIBLE CORPORATE BONDS - 32.28%
Biotechnology - 2.06%
Halozyme Therapeutics, Inc.(c)	03/01/2027	0.250%	3,000,000	3,369,971

Commercial Services - 2.98%
Repay Holdings Corp.(b)(d)	02/01/2026	6.358%	5,000,000	4,880,000

Computers & Computer Services - 1.42%
Rapid7, Inc.	03/15/2027	0.250%	2,500,000	2,324,749

Electric - 2.40%
TXNM Energy, Inc.	06/01/2054	5.750%	3,000,000	3,924,900

Internet - 8.17%
fuboTV, Inc.(c)	02/15/2026	3.250%	815,000	803,183
Spotify USA, Inc.(d)(e)	03/15/2026	0.000%	5,000,000	6,707,500
Uber Technologies, Inc.(c)(d)(e)	12/15/2025	0.000%	5,000,000	5,880,000
				13,390,683
Pharmaceuticals - 1.97%
Dexcom, Inc.	05/15/2028	0.375%	3,500,000	3,223,500

Real Estate - 2.53%
Redfin Corp.	04/01/2027	0.500%	4,500,000	4,139,923

Real Estate Investment Trusts - 0.61%
Redwood Trust, Inc.	06/15/2027	7.750%	1,000,000	1,004,334

Software - 10.14%
Akamai Technologies, Inc.(c)	09/01/2027	0.375%	4,500,000	4,331,250
Bentley Systems, Inc.	07/01/2027	0.375%	5,000,000	4,742,500

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 32.28% (Continued)
Software - 10.14% (Continued)
BlackLine, Inc.(c)(d)	03/15/2026	5.847%	$3,071,000	$2,969,657
Evolent Health, Inc.	12/01/2029	3.500%	2,000,000	1,648,000
Verint Systems, Inc.(c)	04/15/2026	0.250%	3,000,000	2,926,500
				16,617,907
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $49,915,887)				52,875,967

	Maturity Date	Rate	Shares	Value
PREFERRED STOCK - 3.64%
Aerospace & Defense - 3.64%
Boeing Co.	10/15/2027	6.000%	80,000	$5,953,600
TOTAL PREFERRED STOCKS
(Cost $4,293,752)				5,953,600

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(e) - 0.00%(f)
Call Option Purchased - 0.00%(f)
Surgery Partners, Inc.	09/2025	$22.50	$226,900	100	$0

Put Option Purchased - 0.00%(f)
Dana, Inc.	09/2025	9.00	395,136	196	0

TOTAL PURCHASED OPTIONS
(Cost $40,218)					0

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2025 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 8.03%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	4.190	%(g)	6,578,755	$6,578,755
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.343	%(g)	6,578,755	6,578,755
				13,157,510
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,157,510)				13,157,510
Total Investments - 101.13%
(Cost $160,805,161)				165,627,267
Liabilities in Excess of Other Assets - (1.13)%(h)				(1,843,014)
NET ASSETS - 100.00%				$163,784,253

Portfolio Footnotes
(a)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, these securities had a total value of $80,080,225 or 48.89% of net assets.
(c)	Security, or a portion of security, is being held as collateral for short sales, or forward foreign currency exchange contracts. At August 31, 2025, the aggregate fair market value of those securities was $32,172,020, representing 19.64% of net assets.
(d)	Represents a zero coupon bond. Interest rate presented is yield to maturity.
(e)	Non-income-producing security.
(f)	Less than 0.005% of net assets.
(g)	Rate shown is the 7-day effective yield as of August 31, 2025.
(h)	Includes cash held as collateral for short sales.

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2025 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (14.00%)
Aerospace & Defense - (3.04%)
Boeing Co.	(21,200)	$(4,975,216)

Biotechnology - (1.02%)
Halozyme Therapeutics, Inc.	(22,900)	(1,675,135)

Computers & Computer Services - (0.03%)
Rapid7, Inc.	(2,400)	(49,704)

Electric - (1.87%)
TXNM Energy, Inc.	(54,000)	(3,058,560)

Entertainment - (0.43%)
Live Nation Entertainment, Inc.	(4,200)	(699,258)

Healthcare - Services - (0.02%)
Surgery Partners, Inc.	(1,500)	(34,035)

Internet - (6.36%)
Spotify Technology SA	(8,400)	(5,727,792)
Uber Technologies, Inc.	(50,100)	(4,696,875)
		(10,424,667)
Pharmaceuticals - (0.21%)
Dexcom, Inc.	(4,700)	(354,098)

Software - (1.02%)
Akamai Technologies, Inc.	(10,700)	(846,691)
Bentley Systems, Inc., Class B	(12,000)	(667,800)
Evolent Health, Inc., Class A	(15,800)	(152,470)
		(1,666,961)
TOTAL SECURITIES SOLD SHORT
(Proceeds $20,071,878)		$(22,937,634)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	SPDR Bloomberg High Yield Bond ETF	Received 1 Month-Federal Rate Minus 83bps (3.500%)	10/31/2025	$—	$—	$35,242	USD	1,251,695	$35,242

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2025 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	iShares iBoxx High Yield Corporate Bond ETF	Received 1 Month-Federal Rate Minus 93bps (3.400%)	10/31/2025	$—	$—	$(2,731)	USD	1,854,000	$(2,731)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	99.03%
Canada	2.10%
Liabilities in Excess of Other Assets	(1.13)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SOFR - Secured Overnight Financing Rate

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar